PROSHARES TRUST
ProShares S&P 500 High Income ETF
(the “Fund”)
Supplement dated December 14, 2023
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated December 14, 2023, each as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.